Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - Key Management Personnel of Entity or Parent - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term employee benefits	¥ 64	¥ 46	¥ 24
Share-based compensation	223	107	54
Key management personnel compensation	¥ 287	¥ 153	¥ 78